Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2025
Discontinued Operations [Abstract]
Schedule of Consolidated Statements of Operations

The following table sets forth certain discontinued operational data for the years ended December 31, 2025, 2024 and 2023:

	For the years ended December 31,
	2025	2024	2023
Revenues	$2,269,330	$7,434,023	$10,848,938
Cost of revenues	(2,027,538)	(5,725,852)	(9,023,652)
Gross profit	241,792	1,708,171	1,825,286

Operating expenses
Selling and distribution expenses	(524,957)	(1,311,713)	(1,606,565)
General administrative expenses	(2,697,067)	(3,389,724)	(3,998,903)
Share-based compensation	-	-	-
Total operating expenses	(3,222,024)	(4,701,437)	(5,605,468)

Loss from operations	(2,980,232)	(2,993,266)	(3,780,182)

Other income (expense)
Other income	-	-	-
Finance costs	(120,778)	(370,681)	(279,867)
Total other income (expense), net	(120,778)	(370,681)	(279,867)

Loss before income taxes	(3,101,010)	(3,363,947)	(4,060,049)
Income taxes	-	-
Net loss from discontinued operations, net of tax	(3,101,010)	(3,363,947)	(4,060,049)